Revenue (Details) - Schedule of Trade Receivables, Unbilled Receivables, Contract Assets and Contract Liabilities (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Trade Receivables Unbilled Receivables Contract Assets and Contract Liabilities [Abstract]
Net of allowance for credit losses	$ 1,501	$ 1,130